Changes in accounting policies and disclosures - Financial assets reclassification (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Cash and cash equivalents | Loans and receivables
Impact of IFRS 9
Original carrying amount under IAS 39	$ 1,019,037
Cash and cash equivalents | Assets at fair value through profit or loss
Impact of IFRS 9
New carrying amount under IFRS 9	1,019,037
Financial investments | Assets held for trading
Impact of IFRS 9
Original carrying amount under IAS 39	206,547
Financial investments | Assets at fair value through profit or loss
Impact of IFRS 9
New carrying amount under IFRS 9	206,547
Derivative financial instruments | Assets held for trading/Used for hedging
Impact of IFRS 9
Original carrying amount under IAS 39	11,777
Derivative financial instruments | Fair value through profit or loss / Fair value through other comprehensive income
Impact of IFRS 9
New carrying amount under IFRS 9	11,777
Trade accounts receivable | Loans and receivables
Impact of IFRS 9
Original carrying amount under IAS 39	182,713
Trade accounts receivable | Fair value through profit or loss / Amortized cost
Impact of IFRS 9
New carrying amount under IFRS 9	182,469
Related parties | Loans and receivables
Impact of IFRS 9
Original carrying amount under IAS 39	738
Related parties | Fair value through profit or loss / Amortized cost
Impact of IFRS 9
New carrying amount under IFRS 9	$ 738